CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	Share capital adjustment	Share premium	Treasury shares	Treasury shares adjustment	Treasury shares cost	Legal reserve	Voluntary reserve	Other reserves	Other comprehensive income / (loss)	Retained earnings (Accumulated losses)	Subtotal	Non-controlling interest	Total
Beginning balance at Dec. 31, 2016	$ 51	$ 287	$ 421	$ 0	$ 0	$ 0	$ 15	$ 250	$ 9	$ (4)	$ 114	$ 1,143	$ 464	$ 1,607
Constitution of legal reserve - Shareholders' meeting							4				(4)	0	0	0
Constitution of voluntary reserve - Shareholders' meeting								83			(83)	0	0	0
Stock compensation plans			1						1			2	0	2
Acquisition of own shares						(3)						(3)	0	(3)
Merger with subsidiaries	4	2	69									75	(75)	0
Dividends provided for pay												0	(4)	(4)
Profit for the year											286	286	92	378
Other comprehensive income (loss) for the year										(6)		(6)	(5)	(11)
Ending balance at Dec. 31, 2017	55	289	491	0	0	(3)	19	333	10	(10)	313	1,497	472	1,969
Change in accounting policies											(1)	(1)	(1)	(2)
Beginning balance	55	289	491	0	0	(3)	19	333	10	(10)	312	1,496	471	1,967
Constitution of legal reserve - Shareholders' meeting							5				(5)	0	0	0
Constitution of voluntary reserve - Shareholders' meeting								128			(128)	0	0	0
Stock compensation plans												0	0	0
Acquisition of own shares	(5)	(29)		5	29	(332)			(23)			(355)	(14)	(369)
Dividends provided for pay												0	(2)	(2)
Capital reduction				(5)	(25)	296		(266)				0	0	0
Sale of interest in subsidiaries												0	(93)	(93)
Profit for the year											224	224	63	287
Other comprehensive income (loss) for the year										1		1	4	5
Ending balance at Dec. 31, 2018	50	260	491	0	4	(39)	24	195	(13)	(9)	403	1,366	429	1,795
Constitution of legal and voluntary reserve - Shareholders' meeting							18	351			(369)	0	0	0
Stock compensation plans									1			1	0	1
Acquisition of own shares	(4)		19	4		(135)			(6)			(122)	(29)	(151)
Dividends provided for pay												0	(1)	(1)
Capital reduction				(3)	(3)	130		(124)				0	0	0
Profit for the year											692	692	108	800
Other comprehensive income (loss) for the year										(20)		(20)	(15)	(35)
Ending balance at Dec. 31, 2019	$ 46	$ 260	$ 510	$ 1	$ 1	$ (44)	$ 42	$ 422	$ (18)	$ (29)	$ 726	$ 1,917	$ 492	$ 2,409